Expense Example - Federated Hermes Government Income Fund	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years
USD ($)	97	303	525	1,166	97	303	525	1,166